STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Paid-In Capital	Deficit Accumulated during the Development Stage	Subscription Receivable	Preferred Stock	Merger	Merger Common Stock	Merger Paid-In Capital	Founders	Founders Common Stock	Third Party Issuance During Period 1st	Third Party Issuance During Period 1st Common Stock	Third Party Issuance During Period 1st Paid-In Capital	Third Party Issuance During Period 2nd	Third Party Issuance During Period 2nd Common Stock	Third Party Issuance During Period 2nd Paid-In Capital	Ives Health Company	Ives Health Company Common Stock	Ives Health Company Paid-In Capital	The Health Club	The Health Club Common Stock	The Health Club Paid-In Capital	Payment of Ives Debt	Payment of Ives Debt Common Stock	Payment of Ives Debt Paid-In Capital	Related party Promissory Notes	Related party Promissory Notes Common Stock	Related party Promissory Notes Paid-In Capital	Goods And Services	Goods And Services Common Stock	Goods And Services Paid-In Capital	Convertible Debentures	Convertible Debentures Common Stock	Convertible Debentures Paid-In Capital	Cash	Cash Common Stock	Cash Paid-In Capital	Subscription Receivable Common Stock	Subscription Receivable Paid-In Capital	Subscription Receivable	Payment of Debt	Payment of Debt Common Stock	Payment of Debt Paid-In Capital	MPI settlement costs	MPI settlement costs Common Stock	MPI settlement costs Paid-In Capital	Indemnification Cost	Indemnification Cost Common Stock	Indemnification Cost Paid-In Capital	Joint Venture	Joint Venture Common Stock	Joint Venture Paid-In Capital	Clear Image Shareholders under Short Form Merger	Clear Image Shareholders under Short Form Merger Common Stock	Clear Image Shareholders under Short Form Merger Paid-In Capital	Common Stock	Common Stock	Common Stock Paid-In Capital	Preferred Stock	Preferred Stock Paid-In Capital	Preferred Stock
Beginning Balance at Aug. 15, 1996
Stock issued (in shares)											7,000,000		578,000			218,569												64,500			90,499
Stock issued										$ 7,000	$ 7,000	$ 574,477	$ 578	$ 573,899	$ 353,720	$ 219	$ 353,501										$ 129,000	$ 65	$ 128,935	$ 173,427	$ 90	$ 173,337
Stock issued (in shares)								531,000
Stock issued							300	531	(231)
Stock issued (in shares)																			311,240			35,000
Stock issued																		311,261	311	310,951	35,000	35	34,965
Stock Issued in Conversion of debt (in shares)																									18,513									102,673
Stock Issued in Conversion of debt																								27,000	19	26,981							75,000	103	74,897
Subscriptions Receivable (in shares)		52,757
Subscriptions Receivable	(69,800)	53	69,747
Net Income (Loss)	(795,376)			(795,376)
Ending Balance at Dec. 31, 1997	890,808	9,003	1,746,982	(795,376)	(69,800)
Ending Balance (in shares) at Dec. 31, 1997		9,002,751
Stock issued (in shares)																												350,000			988,007						50,000
Stock issued																											350	350		574,549	988	573,560				91,000	50	90,950
Certificates canceled: (in shares)		(91,572)
Certificates canceled:	(40,265)	(92)	(40,173)
Options exercised (in shares)																															24,133						545,867
Options exercised																														18,100	24	18,076				359,900	546	359,354
Value of Services Contributed by Officer and Employees	114,154	114,154
Compensation Cost for Stock Options Granted To Non-Employees	918,187		918,187
Cancellation of Subscriptions Receivable from related party	69,800				69,800
Stock Issued in Conversion of debt (in shares)																									44,827									548,574
Stock Issued in Conversion of debt																								55,000	45	54,955							275,000	549	274,451
Net Income (Loss)	(2,584,383)			(2,584,383)
Ending Balance at Dec. 31, 1998	742,201	11,463	4,110,497	(3,379,759)	0
Ending Balance (in shares) at Dec. 31, 1998		11,462,587
Stock issued (in shares)																															164,069						390,693
Stock issued																														166,743	164	166,579				342,424	390	342,034
Less: Issue Costs	(16,743)		(16,743)
Options exercised (in shares)		300,000
Options exercised	150,000	300	149,700
Value of Services Contributed by Officer and Employees	280,000		280,000
Compensation Cost for Stock Options Granted To Non-Employees	89,728		89,728
Net Income (Loss)	(4,014,555)		(1,014,555)
Ending Balance at Dec. 31, 1999	739,798	12,317	5,121,795	(4,394,314)	0
Ending Balance (in shares) at Dec. 31, 1999		12,317,349
Stock issued (in shares)		862,776
Stock issued	250,388	863	249,525
Less: Issue Costs	405,000		405,000
Net Income (Loss)	(1,347,859)			(1,347,859)
Ending Balance at Dec. 31, 2000	47,327	13,180	5,776,320	(5,742,173)	0
Ending Balance (in shares) at Dec. 31, 2000		13,180,125
Stock issued (in shares)																															450,000						6,558,333		3,650,000				50,000
Stock issued																														422,450	450	422,000				1,604,700	6,558	1,598,142	3,650	543,850	(547,500)	7,500	50	7,450
Less: Issue Costs	(85,575)		(85,575)
Compensation Cost of stock issued and options granted for services (in shares)		200,000
Compensation Cost of stock issued and options granted for services	1,487,700	200	1,487,500
Compensation Cost of stock issued and options granted for services to be amortized	(1,048,754)		(1,048,754)
Net Income (Loss)	(2,199,085)		(2,199,085)
Ending Balance at Dec. 31, 2001	236,263	24,088	8,700,933	(7,941,258)	(547,500)
Ending Balance (in shares) at Dec. 31, 2001		24,088,458
Stock issued (in shares)		3,625,000
Stock issued	362,500	3,625	358,875
Options exercised (in shares)		2,006,822
Options exercised		2,007	(2,007)
Compensation Cost of stock issued and options granted for services (in shares)		1,200,000
Compensation Cost of stock issued and options granted for services	324,500	1,200	323,300
Amortized Compensation Cost of stock issued and options granted for services	759,795		759,795
Payment towards Stock Subscriptions	102,803				102,803
Net Income (Loss)	(1,933,676)			(1,933,676)
Ending Balance at Dec. 31, 2002	(147,815)	30,920	10,140,896	(9,874,934)	(444,697)
Ending Balance (in shares) at Dec. 31, 2002		30,920,280
Compensation Cost of stock issued and options granted for services (in shares)		7,000,000
Compensation Cost of stock issued and options granted for services	140,000	7,000	133,000
Amortized Compensation Cost of stock issued and options granted for services	288,959		288,959
Payment towards Stock Subscriptions	69,201			69,201
Stock issued and options granted for services (in shares)																																														1,140,000			4,000,000
Stock issued and options granted for services																																													140,700	1,140	139,560	80,000	4,000	76,000
Net Income (Loss)	(1,391,519)			(1,391,518)
Ending Balance at Dec. 31, 2003	(820,473)	43,060	10,778,415	(11,266,452)	(375,496)
Ending Balance (in shares) at Dec. 31, 2003		43,060,280
Stock issued (in shares)																															32,850,000						100,000
Stock issued																														914,000	32,850	881,150				5,000	100	4,900
Options exercised (in shares)		5,866,000
Options exercised	254,100	5,866	248,234
Exercise of Warrants (in shares)		1,462,000
Exercise of Warrants	72,100	1,462	71,638		(1,000)
Payment towards Stock Subscriptions	18,750				18,750
Net Income (Loss)	(1,552,008)			(1,552,008)
Ending Balance at Dec. 31, 2004	(1,108,531)	83,338	11,984,337	(12,818,460)	(357,746)
Ending Balance (in shares) at Dec. 31, 2004		83,338,280
Stock issued (in shares)																															21,250,000						13,039,187		5,200,000
Stock issued																														476,500	21,250	455,250				290,700	13,039	277,661	5,200	28,800	(34,000)
Options exercised (in shares)		1,800,000
Options exercised	45,000	1,800	43,200
Value of warrants granted pursuant to Joint Venture	499,733		499,733
Value of options granted for services	130,900		130,900
Reclassification of receivables against amounts owed	357,746				357,746
Stock issued (in shares)																																																				5,833,331
Stock issued																																																			137,833	5,833	132,000
Net Income (Loss)	(1,310,783)			(1,310,783)
Ending Balance at Dec. 31, 2005	(480,902)	130,460	13,551,881	(14,129,243)	(34,000)
Ending Balance (in shares) at Dec. 31, 2005		130,460,798
Stock issued (in shares)																																																										5,500,000				1,000,000
Stock issued																																																									107,500	5,500	102,000	19,000	19,000	1,000
Options exercised (in shares)																															1,000,000						3,000,000
Options exercised																														1,000	1,000					75,000	3,000	72,000
Exercise of Warrants (in shares)		6,000,000
Exercise of Warrants		6,000
Payment towards Stock Subscriptions	34,000				34,000
Capital contributed by shareholder	3,000		3,000
Cancellation of Joint Venture with Globe	(625,066)		(625,066)
Common stock issued to Globe then returned to treasury (in shares)		(500,000)
Common stock issued to Globe then returned to treasury	(12,500)	(500)	(12,000)
Compensation cost for option price reduction			50,000
Net Income (Loss)	(598,302)			(598,302)
Ending Balance at Dec. 31, 2006	(1,427,270)	145,460	13,160,815	(14,727,545)		1,000
Ending Balance (in shares) at Dec. 31, 2006		145,460,798				1,000,000
Stock issued (in shares)																															1,225,000						845,000
Stock issued																														390,000	1,225	388,775				300,000	845	299,155
Options exercised (in shares)		125,000
Options exercised	10,000	125	9,875
Stock compensation	223,246		223,246
Exercise of Warrants (in shares)		345,662
Exercise of Warrants	6,914	346	6,568
Issuance of restricted stock (in shares)		40,000
Issuance of restricted stock	10,000	40	9,960
unknown	(7,000)
Stock issued (in shares)																																																							8,273,788
Stock issued																																																						3,309,515	8,274	3,301,241
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20) (in shares)		(138,187,826)
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20)		(138,188)	138,188
Net Income (Loss)	(4,475,017)			(4,475,017)
Ending Balance at Dec. 31, 2007	(1,645,612)	18,127	17,537,824	(19,202,563)		1,000
Ending Balance (in shares) at Dec. 31, 2007		18,127,422				1,000,000
Stock issued (in shares)																															1,419,704						4,720,978						271,491
Stock issued																														259,920	1,419	258,501				304,823	4,722	300,101				133,030	271	132,759
Options exercised (in shares)		2,300,000
Options exercised	397,617	2,300	395,317
Stock compensation	342,801		342,801
Stock issued (in shares)																																																							43,600
Stock issued																																																						12,208	44	12,164
Net Income (Loss)	(1,335,154)			(1,335,154)
Ending Balance at Dec. 31, 2008	(1,740,143)	26,883	18,769,691	(20,537,771)		1,000
Ending Balance (in shares) at Dec. 31, 2008		26,883,195				1,000,000
Stock issued (in shares)																																					7,954,424						271,491															2,049,704				1,500,000
Stock issued																																				1,503,705	7,954	1,495,751				133,030	271	132,759													589,220	2,049	587,171	268,500	268,500	1,500
Options exercised (in shares)		6,751,250
Options exercised	2,374,540	6,751	2,367,789
Stock compensation	342,801		342,801
Acquired deficit of former Minority interest now Owned 100%	(209,776)		(209,776)
Stock issued (in shares)																																																							43,600
Stock issued																																																						12,208	44	12,164
Net Income (Loss)	(2,463,751)			(2,463,751)
Ending Balance at Dec. 31, 2009	(448,786)	35,198	22,515,983	(23,001,468)		1,500
Ending Balance (in shares) at Dec. 31, 2009		35,197,891				1,500,000
Stock issued (in shares)																															2,194,890						4,810,287						799,441
Stock issued																														560,773	2,195	558,578				1,529,991	4,810	1,525,181				491,166	799	490,367
Options exercised (in shares)		150,000
Options exercised	37,500	150	37,350
Exercise of Warrants (in shares)		117,400
Exercise of Warrants	58,700	117	58,583
Treasury Stock	(969)				(969)
Net Income (Loss)	(2,575,284)			(2,575,284)
Ending Balance at Dec. 31, 2010	$ (347,080)	$ 42,869	$ 25,186,270	$ (25,576,751)	$ (969)	$ 1,500
Ending Balance (in shares) at Dec. 31, 2010		42,869,909				1,500,000